Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt Instruments

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Long-term borrowings	144,875	57,875	9,082

Less: Current portion of long-term borrowings	(86,500)	(57,875)	(9,082)

Total	58,375	—	—

Summary of Repayment Schedule of the Long-term Loans	Repayment schedule of the long-term borrowings as of December 31, 2021 is as follows:

	As of December 31, 2021
	RMB	US$
	(in thousands)
2022	57,875	9,082

Total	57,875	9,082